Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ (1,255)	$ (3,683)	$ (6,399)
Deferred	3,741	(6,528)	(1,786)
Tax recovery (expense)	$ 2,486	$ (10,211)	$ (8,185)